Note 3 -Transactions with Related Parties (Details) (USD $)	9 Months Ended					9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 25, 2013	Sep. 11, 2013	Dec. 31, 2012	Sep. 30, 2013 Superintendent Fees [Member]	Sep. 30, 2012 Superintendent Fees [Member]	Sep. 30, 2013 Reimbursed Compensation Manager [Member]	Sep. 30, 2012 Reimbursed Compensation Manager [Member]	Sep. 30, 2013 Office Space Rent [Member]	Sep. 30, 2012 Office Space Rent [Member]	Sep. 30, 2012 Emihar Petroleum Inc [Member]	Sep. 28, 2012 Affiliated Company [Member]	Sep. 30, 2013 Commission Expenses [Member]	Sep. 30, 2012 Commission Expenses [Member]
Note 3 -Transactions with Related Parties (Details) [Line Items]
Management Fee Per Day Per Vessel	$ 440
Management Fee Per Day Per Vessel Under Bareboat Charter	125
Vessel Brokerage Commission Pecentage	1.25%
Vessel Brokerage Commission	1,089,651	1,094,730
Professional and Contract Services Expense	3,502,450	3,207,885
Vessels Visit Period Threshold	5 days
Charge for Each Additional Day for Vessels Visit	500
Related Party Transaction, Expenses from Transactions with Related Party	2,945,315	732,261				121,001	153,000
Sales and Purchase Broker Commission Fee Percentage		1.00%
Salesand Purchase Broker Commission Fee	723,500	634,479
Net (gain) loss on sale of vessels														0	192,000
General and Administrative Expense	1,892,747	2,151,866						868,477	1,220,548
Due to Related Parties, Current	7,944,631				7,288,899
Related Party Transaction, Amounts of Transaction										57,834	56,994
Revenue from Related Parties	7,340,891	1,891,884										1,891,884
Vessel Purchase Price			$ 39,000,000	$ 25,000,000									$ 96,000,000
Advances Percentage For Vessels Under Construction Acquisitions													20.00%